Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Other receivables
As at December 31
2017	2016
$ millions	$ millions

Government institutions	78	39
Prepaid expenses	33	25
Insurance receivables	26	6
Current tax assets	16	66
Advances to suppliers	10	15
Other	62	71
	225	222